FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
	December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Total

Marketable securities:
US Government treasuries	$1,898	$-	$1,898
Equity	1,161	-	1,161
Foreign currency derivative contracts	-	10	10

	$3,059	$10	$3,069

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Total

Marketable securities:
US Government treasuries	$3,349	$-	$3,349
Equity	1,185	-	1,185
Foreign currency derivative contracts	-	(132)	(132)

	$4,534	$(132)	$4,402